Accrued Payroll and Related Liabilities (Tables)	12 Months Ended
Aug. 31, 2019
Accrued Payroll and Related Liabilities
Schedule of Accrued Liabilities

	August 31,	August 31,
	2019	2018
Accrued Payroll	$899,000	$459,000
Accrued Payroll Taxes	1,297,000	230,000
Corporate employee accrued paid time off	363,000	287,000
Accrued Payroll and related liabilities	$2,559,000	$976,000